UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management IV, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-10465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     AIF IV Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Patricia Navis
Title:    Vice Pres., AIF IV Management, Inc.
Phone:    212-515-3485

Signature, Place, and Date of Signing:

    By:  AIF IV Management, Inc.            New York, NY  Aug. 14, 2008
    By:  Patricia Navis, Vice President     New York, NY  Aug. 14, 2008

Report Type (Check only one):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total (x$1000):  $1,437,429

List of Other Included Managers:

 No.  13F File               Name
      Number

 01   28-10406               Apollo Investment Fund IV, L.P.
 02   28-12980               Apollo Strategic Value Master Fund, L.P.
 03   28-12985               Apollo Value Investment Master Fund, L.P.


* Fair market value is based on the closing prices of the securities, as of June 30, 2008 reported for composite transactions in New York
    Stock Exchange-listed securities and transactions in the Nasdaq
    Stock Market.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.


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
                                                                FORM 13F INFORMATION TABLE
                                               CUSIP     Value   Shares/  Sh/ Put/ Invstmt Other   Voting    Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager Sole      Shrd None

AK Stl Hldg Corp              Com              001547108   17733    256998 Sh       Defined **        256998  0    0
AK Stl Hldg Corp              Com              001547108   21795    315864 Sh       Defined 2         315864  0    0
AK Stl Hldg Corp              Com              001547108   15051    218130 Sh       Defined 3         218130  0    0
Apollo Invt Corp              Com              03761U106   12597    879075 Sh       Defined **        879075  0    0
Atlas Air Worldwide Hldgs In  Com New          049164205    2944     59532 Sh       Defined **         59532  0    0
Atlas Air Worldwide Hldgs In  Com New          049164205    3594     72669 Sh       Defined 2          72669  0    0
Atlas Air Worldwide Hldgs In  Com New          049164205    2480     50137 Sh       Defined 3          50137  0    0
Chemtura Corp                 Com              163893100    9651   1652500 Sh       Defined 2        1652500  0    0
Chemtura Corp                 Com              163893100   12133   2077500 Sh       Defined 3        2077500  0    0
Continental Airls Inc         Cl B             210795308     693     68561 Sh       Defined **         68561  0    0
Continental Airls Inc         Cl B             210795308    1158    114529 Sh       Defined 2         114529  0    0
Continental Airls Inc         Cl B             210795308     780     77110 Sh       Defined 3          77110  0    0
Core Mark Holding Co Inc      Com              218681104   12318    470168 Sh       Defined **        470168  0    0
Hughes Communications Inc     Com              444398101   64512   1314163 Sh       Defined **       1314163  0    0
Hughes Communications Inc     Com              444398101  544626  11094447 Sh       Defined 1       11094447  0    0
iPCS Inc                      Com New          44980Y305   40189   1356351 Sh       Defined 1        1356351  0    0
Mirant Corp New               Com              60467R100   14100    360166 Sh       Defined **        360166  0    0
Mirant Corp New               Com              60467R100   17339    442890 Sh       Defined 2         442890  0    0
Mirant Corp New               Com              60467R100   11983    306079 Sh       Defined 3         306079  0    0
National Finl Partners Corp   Com              63607P208   19820   1000016 Sh       Defined 1        1000016  0    0
Northwest Airls Corp          Com              667280408    1659    249043 Sh       Defined **        249043  0    0
Northwest Airls Corp          Com              667280408    2779    417251 Sh       Defined 2         417251  0    0
Northwest Airls Corp          Com              667280408    1937    290770 Sh       Defined 3         290770  0    0
Pinnacle Airl Corp            Com              723443107    1104    349369 Sh       Defined **        349369  0    0
Pinnacle Airl Corp            Com              723443107    2068    654368 Sh       Defined 2         654368  0    0
Pinnacle Airl Corp            Com              723443107    1694    535958 Sh       Defined 3         535958  0    0
Quality Distr Inc Fla         Com              74756M102   25161  10397009 Sh       Defined **      10397009  0    0
Sirius Satellite Radio Inc    Com              82966U103  176367  91857857 Sh       Defined 1       91857857  0    0
United Rentals Inc            Com              911363109   36171   1844500 Sh       Defined 1        1844500  0    0
Valspar Corp                  Com              920355104    7661    405121 Sh       Defined **        405121  0    0
Valspar Corp                  Com              920355104    9654    510530 Sh       Defined 2         510530  0    0
Valspar Corp                  Com              920355104    6700    354323 Sh       Defined 3         354323  0    0
Verso Paper Corp              Com              92531L108  272851  32251899 Sh       Defined **      32251899  0    0
Williams Cos Inc Del          Com              969457100   18481    458474 Sh       Defined **        458474  0    0
Williams Cos Inc Del          Com              969457100   28225    700188 Sh       Defined 2         700188  0    0
Williams Cos Inc Del          Com              969457100   19423    481838 Sh       Defined 3         481838  0    0


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